Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Loss from operations	$ (737,486)
Other income (expenses), net
Interest income	15,253
Total other income (expenses), net	$ (8,411,823)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	4,539,131
Humacyte, Inc.
Grant Revenue	$ 845,000	$ 453,000	$ 1,491,000	$ 6,187,000
Operating expenses:
Research and development (includes related party expenses of $571 and $620 for the years ended December 31, 2019 and 2020 and $182 and $85 for the three months ended March 31, 2020 and 2021 (unaudited))	29,705,000	26,187,000	54,078,000	75,603,000
General and administrative	10,178,000	5,981,000	12,013,000	16,275,000
Total operating expenses	39,883,000	32,168,000	66,091,000	91,878,000
Loss from operations	(39,038,000)	(31,715,000)	(64,600,000)	(85,691,000)
Other income (expenses), net
Interest income	3,000	275,000	278,000	2,567,000
Gain on PPP loan forgiveness	3,284,000
Interest expense	(1,748,000)	(1,112,000)	(2,202,000)	(2,298,000)
Total other income (expenses), net	1,539,000	(837,000)	(1,924,000)	269,000
Net loss and comprehensive loss	$ (37,499,000)	$ (32,552,000)	$ (66,524,000)	$ (85,422,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.67)	$ (1.49)	$ (3.03)	$ (4.25)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	22,499,516	21,854,473	21,956,162	20,120,442